Description of Business and Segmented Disclosures - Income Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Gross revenues	$ 21,919	$ 18,986
Royalties	(335)	(363)
Marketing and other	668	(40)
Revenues, net of royalties	22,252	18,583
Purchases of crude oil and products	14,555	11,566
Production, operating and transportation expenses (note 20)	2,803	2,679
Selling, general and administrative expenses (note 20)	654	650
Depletion, depreciation, amortization and impairment (note 9)	2,591	2,882
Expense arising from exploration for and evaluation of mineral resources	149	146
Loss (gain) on sale of assets	4	46
Other – net (note 9)	(591)	(18)
Expenses	20,157	17,859
Earnings from operating activities	2,095	724
Share of equity investment gain (note 11)	69	61
Net foreign exchange gains (losses)	14	(6)
Finance income	64	37
Finance expenses	(314)	(392)
Financial Items	(236)	(361)
Earnings before income taxes	1,928	424
Current tax expense (income) and adjustments for current tax of prior periods	75	(3)
Deferred tax expense (income)	396	(359)
Tax expense (income)	471	(362)
Net earnings	1,457	786
Intersegment revenues	1,554	1,550
Exploration and Production(1)
Disclosure of operating segments [line items]
Gross revenues	4,330	4,978
Infrastructure and Marketing(2)
Disclosure of operating segments [line items]
Gross revenues	2,211	1,976
Upgrading
Disclosure of operating segments [line items]
Gross revenues	1,750	1,440
Canadian Refined Products
Disclosure of operating segments [line items]
Gross revenues	3,412	2,787
U.S. Refining and Marketing
Disclosure of operating segments [line items]
Gross revenues	11,770	9,355
Upstream
Disclosure of operating segments [line items]
Gross revenues	6,541	6,954
Royalties	(335)	(363)
Marketing and other	668	(40)
Revenues, net of royalties	6,874	6,551
Purchases of crude oil and products	2,087	1,855
Production, operating and transportation expenses (note 20)	1,550	1,663
Selling, general and administrative expenses (note 20)	301	269
Depletion, depreciation, amortization and impairment (note 9)	1,811	2,239
Expense arising from exploration for and evaluation of mineral resources	149	146
Loss (gain) on sale of assets	2	41
Other – net (note 9)	(118)	(2)
Expenses	5,778	6,129
Earnings from operating activities	1,096	422
Share of equity investment gain (note 11)	69	61
Net foreign exchange gains (losses)	0	0
Finance income	12	5
Finance expenses	(109)	(131)
Financial Items	(97)	(126)
Earnings before income taxes	1,068	357
Current tax expense (income) and adjustments for current tax of prior periods	(130)	(34)
Deferred tax expense (income)	408	131
Tax expense (income)	278	97
Net earnings	790	260
Intersegment revenues	1,155	1,250
Upstream | Exploration and Production(1)
Disclosure of operating segments [line items]
Gross revenues	4,330	4,978
Royalties	(335)	(363)
Marketing and other	0	0
Revenues, net of royalties	3,995	4,615
Purchases of crude oil and products	0	0
Production, operating and transportation expenses (note 20)	1,527	1,650
Selling, general and administrative expenses (note 20)	296	265
Depletion, depreciation, amortization and impairment (note 9)	1,811	2,237
Expense arising from exploration for and evaluation of mineral resources	149	146
Loss (gain) on sale of assets	2	42
Other – net (note 9)	(120)	6
Expenses	3,661	4,262
Earnings from operating activities	334	353
Share of equity investment gain (note 11)	51	12
Net foreign exchange gains (losses)	0	0
Finance income	12	5
Finance expenses	(109)	(131)
Financial Items	(97)	(126)
Earnings before income taxes	288	239
Current tax expense (income) and adjustments for current tax of prior periods	(484)	(34)
Deferred tax expense (income)	549	99
Tax expense (income)	65	65
Net earnings	223	174
Intersegment revenues	1,155	1,250
Upstream | Infrastructure and Marketing(2)
Disclosure of operating segments [line items]
Gross revenues	2,211	1,976
Royalties	0	0
Marketing and other	668	(40)
Revenues, net of royalties	2,879	1,936
Purchases of crude oil and products	2,087	1,855
Production, operating and transportation expenses (note 20)	23	13
Selling, general and administrative expenses (note 20)	5	4
Depletion, depreciation, amortization and impairment (note 9)	0	2
Expense arising from exploration for and evaluation of mineral resources	0	0
Loss (gain) on sale of assets	0	(1)
Other – net (note 9)	2	(8)
Expenses	2,117	1,867
Earnings from operating activities	762	69
Share of equity investment gain (note 11)	18	49
Net foreign exchange gains (losses)	0	0
Finance income	0	0
Finance expenses	0	0
Financial Items	0	0
Earnings before income taxes	780	118
Current tax expense (income) and adjustments for current tax of prior periods	354	0
Deferred tax expense (income)	(141)	32
Tax expense (income)	213	32
Net earnings	567	86
Intersegment revenues	0	0
Revenue from construction contracts	172	280
Costs of construction contracts	142	234
Revenue from construction contracts, percentage of completion method	172	259
Costs of construction contracts, percentage of completion method	142	236
Downstream | Reportable segments
Disclosure of operating segments [line items]
Gross revenues	16,932	13,582
Royalties	0	0
Marketing and other	0	0
Revenues, net of royalties	16,932	13,582
Purchases of crude oil and products	14,022	11,261
Production, operating and transportation expenses (note 20)	1,255	1,016
Selling, general and administrative expenses (note 20)	76	77
Depletion, depreciation, amortization and impairment (note 9)	688	564
Expense arising from exploration for and evaluation of mineral resources	0	0
Loss (gain) on sale of assets	2	5
Other – net (note 9)	(465)	(22)
Expenses	15,574	12,891
Earnings from operating activities	1,358	691
Share of equity investment gain (note 11)	0	0
Net foreign exchange gains (losses)	0	0
Finance income	0	0
Finance expenses	(27)	(27)
Financial Items	(27)	(27)
Earnings before income taxes	1,331	664
Current tax expense (income) and adjustments for current tax of prior periods	277	110
Deferred tax expense (income)	54	106
Tax expense (income)	331	216
Net earnings	1,000	448
Intersegment revenues	399	300
Downstream | Upgrading
Disclosure of operating segments [line items]
Gross revenues	1,750	1,440
Royalties	0	0
Marketing and other	0	0
Revenues, net of royalties	1,750	1,440
Purchases of crude oil and products	928	983
Production, operating and transportation expenses (note 20)	195	197
Selling, general and administrative expenses (note 20)	7	9
Depletion, depreciation, amortization and impairment (note 9)	123	99
Expense arising from exploration for and evaluation of mineral resources	0	0
Loss (gain) on sale of assets	0	0
Other – net (note 9)	0	0
Expenses	1,253	1,288
Earnings from operating activities	497	152
Share of equity investment gain (note 11)	0	0
Net foreign exchange gains (losses)	0	0
Finance income	0	0
Finance expenses	(1)	(1)
Financial Items	(1)	(1)
Earnings before income taxes	496	151
Current tax expense (income) and adjustments for current tax of prior periods	168	63
Deferred tax expense (income)	(33)	(22)
Tax expense (income)	135	41
Net earnings	361	110
Intersegment revenues	290	192
Downstream | Canadian Refined Products
Disclosure of operating segments [line items]
Gross revenues	3,412	2,787
Royalties	0	0
Marketing and other	0	0
Revenues, net of royalties	3,412	2,787
Purchases of crude oil and products	2,760	2,219
Production, operating and transportation expenses (note 20)	265	256
Selling, general and administrative expenses (note 20)	47	53
Depletion, depreciation, amortization and impairment (note 9)	115	111
Expense arising from exploration for and evaluation of mineral resources	0	0
Loss (gain) on sale of assets	2	5
Other – net (note 9)	(1)	(1)
Expenses	3,184	2,633
Earnings from operating activities	228	154
Share of equity investment gain (note 11)	0	0
Net foreign exchange gains (losses)	0	0
Finance income	0	0
Finance expenses	(12)	(12)
Financial Items	(12)	(12)
Earnings before income taxes	216	142
Current tax expense (income) and adjustments for current tax of prior periods	100	45
Deferred tax expense (income)	(42)	(7)
Tax expense (income)	58	38
Net earnings	158	104
Intersegment revenues	109	108
Downstream | U.S. Refining and Marketing
Disclosure of operating segments [line items]
Gross revenues	11,770	9,355
Royalties	0	0
Marketing and other	0	0
Revenues, net of royalties	11,770	9,355
Purchases of crude oil and products	10,334	8,059
Production, operating and transportation expenses (note 20)	795	563
Selling, general and administrative expenses (note 20)	22	15
Depletion, depreciation, amortization and impairment (note 9)	450	354
Expense arising from exploration for and evaluation of mineral resources	0	0
Loss (gain) on sale of assets	0	0
Other – net (note 9)	(464)	(21)
Expenses	11,137	8,970
Earnings from operating activities	633	385
Share of equity investment gain (note 11)	0	0
Net foreign exchange gains (losses)	0	0
Finance income	0	0
Finance expenses	(14)	(14)
Financial Items	(14)	(14)
Earnings before income taxes	619	371
Current tax expense (income) and adjustments for current tax of prior periods	9	2
Deferred tax expense (income)	129	135
Tax expense (income)	138	137
Net earnings	481	234
Intersegment revenues	0	0
Corporate and Eliminations(3)
Disclosure of operating segments [line items]
Gross revenues	(1,554)	(1,550)
Royalties	0	0
Marketing and other	0	0
Revenues, net of royalties	(1,554)	(1,550)
Purchases of crude oil and products	(1,554)	(1,550)
Production, operating and transportation expenses (note 20)	(2)	0
Selling, general and administrative expenses (note 20)	277	304
Depletion, depreciation, amortization and impairment (note 9)	92	79
Expense arising from exploration for and evaluation of mineral resources	0	0
Loss (gain) on sale of assets	0	0
Other – net (note 9)	(8)	6
Expenses	(1,195)	(1,161)
Earnings from operating activities	(359)	(389)
Share of equity investment gain (note 11)	0	0
Net foreign exchange gains (losses)	14	(6)
Finance income	52	32
Finance expenses	(178)	(234)
Financial Items	(112)	(208)
Earnings before income taxes	(471)	(597)
Current tax expense (income) and adjustments for current tax of prior periods	(72)	(79)
Deferred tax expense (income)	(66)	(596)
Tax expense (income)	(138)	(675)
Net earnings	(333)	78
Intersegment revenues	$ 0	$ 0